Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-009 [ARSP]
Receivable [Abstract]
Total Receivables	$ 549,650	$ 572,733
Net Assets Available for Benefits	45,745,042	43,121,795
EBP-43-1301883-011 [PRRSP]
Receivable [Abstract]
Total Receivables	605	685
Net Assets Available for Benefits	$ 109,758	$ 99,901